Goodwill And Intangible Assets	12 Months Ended
Sep. 30, 2018
Goodwill And Intangible Assets [Abstract]
Goodwill And Intangible Assets

NOTE 10 - GOODWILL AND INTANGIBLE ASSETS

Goodwill, by segment, consists of the following:

(in millions)	HHI	PET	H&G	HPC	Total
As of September 30, 2016	$702.8	299.8	196.5	118.2	1,317.3
PetMatrix acquisition	—	123.8	—	—	123.8
GloFish acquisition	—	11.2	—	—	11.2
Foreign currency impact	5.9	2.3	—	1.3	9.5
As of September 30, 2017	$708.7	437.1	196.5	119.5	1,461.8
Foreign currency impact	(4.4)	(1.2)	—	(1.5)	(7.1)
As of September 30, 2018	$704.3	$435.9	$196.5	$118.0	$1,454.7

The fair values of the HHI, PET, and H&G reporting units exceeded their carrying values by 89%,  21%, and 222% respectively. During the year ended September 30, 2018, the HPC reporting unit was identified as a component of discontinued operations while it was marketed for sale and the net assets were recognized as held for sale, including its goodwill. While HPC was held for sale, there were no impairments of the net assets of the HPC business identified or recognized. Subsequent to September 30, 2018, the Company ceased its plan to sell the business and retroactively revised its historical financial statements to reflect the HPC business as a component of continuing operations. There was no impairment of goodwill, indefinite lived assets, or long-lived assets recognized with the Company’s change in plan. Consequently, no impairment was recognized and there were no reporting units that were deemed at risk of impairment during the year ended September 30, 2018.

The carrying value and accumulated amortization for intangible assets subject to amortization are as follows:

	2018			2017
(in millions)	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	$701.3	$(275.3)	$426.0	$705.5	$(255.5)	$450.0
Technology assets	181.5	(78.2)	103.3	181.4	(61.1)	120.3
Tradenames	153.2	(105.1)	48.1	165.8	(104.7)	61.1
Total	$1,036.0	$(458.6)	$577.4	$1,052.7	$(421.3)	$631.4

Certain trade names intangible assets have an indefinite life and are not amortized. The balance of trade names not subject to amortization was $1,064.4 million and $1,088.1 million as of September 30, 2018 and 2017. During the year ended September 30, 2018, the Company recognized $20.3 million impairment on indefinite life intangible assets due to the reduction in value over certain tradenames associated with the PET segment driven by lost sales volumes attributable to safety recall and increased market competition. During the years ended September 30, 2017 and 2016, the Company recognized $16.3 million and $4.7 million, respectively, of impairment on indefinite life intangible assets that were primarily in response to changes in management’s strategy.

Amortization expense from intangible assets for the years ended September 30, 2018, 2017 and 2016 was $53.0 million, $72.1 million and $70.9 million, respectively. Effective December 29, 2017, HPC was considered held for sale and a component of discontinued operations through September 30, 2018. Subsequent to the September 30, 2018 balance sheet date, the Company ceased marketing the business for sale and changed it plan to sell HPC and the disposal group was subsequently recognized as a component of continuing operations.  See Note 3 – Divestitures for further detail.  The consolidated financial statements of the Company have been revised to reflect the HPC operations as continuing operations and the assets as held for used.  During the year ended September 30, 2018, there was $15.5 million of amortization expense that was not recognized and deferred until the first quarter of fiscal year 2019 when the change in plan was realized and the intangible assets were recognized as held and used at their respective carrying value.

Excluding the impact of any future acquisitions or changes in foreign currency, the Company anticipates the annual amortization expense of intangible assets for the next five fiscal years will be as follows:

(in millions)	Amortization
2019	$67.6
2020	67.4
2021	65.0
2022	56.2
2023	45.7